Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of the Marshall Islands, and its wholly-owned or controlled subsidiaries (collectively, the Partnership). Unless the context otherwise requires, the terms "we," "us," or "our," as used herein, refer to the Partnership.

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these interim financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2017, which are included in the Partnership’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (or SEC) on March 21, 2018. In the opinion of management of the Partnership’s general partner, Teekay Offshore GP L.L.C. (or the general partner), these interim unaudited consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Historically, the utilization of shuttle tankers in the North Sea is higher in the winter months as favorable weather conditions in the summer months provide opportunities for repairs and maintenance to the Partnership’s vessels and the offshore oil platforms. Downtime for repairs and maintenance generally reduces oil production and, thus, transportation requirements. Intercompany balances and transactions have been eliminated upon consolidation.

The Partnership's shuttle tankers are comprised of two components: i) a conventional tanker (or the tanker component) and ii) specialized shuttle equipment (or the shuttle component). The Partnership differentiates these two components on the principle that a shuttle tanker can also operate as a conventional tanker without the use of the shuttle component. The economics of this alternate use depend on the supply and demand fundamentals in the two segments. Historically, the Partnership has assessed the useful life of the tanker component as being 25 years and the shuttle component as being 20 years. During the six months ended June 30, 2018, the Partnership has considered challenges associated with shuttle tankers approaching 20 years of age in recent years and has reassessed the useful life of the tanker component to 20 years. This change in estimate, commencing January 1, 2018, affects 21 vessels in the Partnership's shuttle tanker fleet. The effect of this change in estimate was an increase in depreciation and amortization expense and net loss of $4.3 million and $8.5 million, or $0.01 and $0.02 per basic and diluted common unit, respectively, for the three and six months ended June 30, 2018.

Revenue recognition policy
In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09). ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Partnership January 1, 2018, and has been applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership has adopted ASU 2014-09 as a cumulative-effect adjustment as of this date. The Partnership has elected to apply ASU 2014-09 only to those contracts that are not completed as of January 1, 2018. The Partnership identified the following differences:

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Voyage revenues from towage vessels will be recognized over the period where the tow is being performed instead of the period of the tow and the mobilization and demobilization of the towage vessel. The cumulative-effect adjustment on January 1, 2018 and the impact for the three and six months ended June 30, 2018 was insignificant.

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Revenue from time-charter contracts with fixed annual increases in the daily hire rate during the firm period of the charter to compensate for expected inflationary cost increases will be recognized on a smoothed basis over the term of the time-charter, instead of recognized when due under the contract. For time-charters with a termination fee owing if the contract is not extended past the contract term, the non-lease portion of such termination fee will be recognized over the contract term, instead of recognized when the termination fee is incurred. These changes had the impact of increasing revenue by $0.7 million and $1.5 million, respectively, for the three and six months ended June 30, 2018, as well as increasing other assets by $10.0 million, decreasing deferred tax assets by $0.8 million and increasing equity by $9.1 million as at June 30, 2018. The cumulative-effect adjustment on January 1, 2018 was an increase to equity of $7.7 million.

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In certain cases, the Partnership will incur pre-operational costs that relate directly to a specific customer contract, that generate or enhance resources of the Partnership that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. Such costs will be deferred and amortized over the duration of the customer contract. The Partnership previously expensed such costs as incurred unless the costs were directly reimbursable by the contract or if they were related to the mobilization of offshore assets to an oil field. This change had the impact of decreasing (increasing) voyage expenses by $0.6 million and $1.8 million, vessel operating expenses by $(1.0) million and $(0.3) million, depreciation and amortization by $0.4 million and $1.1 million and equity income by $0.4 million and $0.4 million, respectively, for the three and six months ended June 30, 2018, as well as increasing other assets by $30.1 million, investments in equity accounted joint ventures by $1.4 million, and equity by $31.5 million as at June 30, 2018. The cumulative increase to opening equity as at January 1, 2018 was $29.4 million.

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The Partnership manages floating production storage and offloading (or FPSO) units owned by Teekay Corporation and other vessels. Upon the adoption of ASU 2014-09, costs incurred by the Partnership for its onshore staff and seafarers will be presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue, instead of such amounts being presented on a net basis. This had the impact of increasing revenues and vessel operating expenses by $11.6 million and $23.0 million, respectively, for the three and six months ended June 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

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Operating costs for the Partnership's Volatile Organic Compounds (or VOC) plants on certain shuttle tankers will be presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue instead of such amounts being presented on a net basis. This had the impact of increasing revenues and vessel operating expenses by $1.2 million and $2.6 million, respectively, for the three and six months ended June 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

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The Partnership previously presented the net allocation for its vessels participating in revenue sharing arrangements as revenues. The Partnership has determined that it is the principal in voyages its vessels perform that are included in the revenue sharing arrangements. As such, the revenue from those voyages will be presented in voyage revenues and the difference between this amount and the Partnership's net allocation from the revenue sharing arrangement will be presented as voyage expenses. This had the impact of increasing revenues and voyage expenses by $3.0 million and $6.3 million, respectively, for the three and six months ended June 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

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The Partnership previously presented all accrued revenue as a component of accounts receivable. The Partnership has determined that if the right to such consideration is conditional upon something other than the passage of time before payment of that consideration is due, such accrued revenue should be presented apart from accounts receivable. This had the impact of increasing other current assets and decreasing accounts receivable by $2.3 million at June 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

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Deferred costs have presented solely as a long-term asset if the remaining charter contract is more than one year or presented solely as a short-term asset if the charter contract is less than one year. This had the impact of decreasing other current assets and increasing long term assets by $14.5 million as of June 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

New accounting pronouncements policy

In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09). ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Partnership January 1, 2018, and has been applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership has adopted ASU 2014-09 as a cumulative-effect adjustment as of this date. The Partnership has elected to apply ASU 2014-09 only to those contracts that are not completed as of January 1, 2018. The Partnership identified the following differences:

•
Voyage revenues from towage vessels will be recognized over the period where the tow is being performed instead of the period of the tow and the mobilization and demobilization of the towage vessel. The cumulative-effect adjustment on January 1, 2018 and the impact for the three and six months ended June 30, 2018 was insignificant.

•
Revenue from time-charter contracts with fixed annual increases in the daily hire rate during the firm period of the charter to compensate for expected inflationary cost increases will be recognized on a smoothed basis over the term of the time-charter, instead of recognized when due under the contract. For time-charters with a termination fee owing if the contract is not extended past the contract term, the non-lease portion of such termination fee will be recognized over the contract term, instead of recognized when the termination fee is incurred. These changes had the impact of increasing revenue by $0.7 million and $1.5 million, respectively, for the three and six months ended June 30, 2018, as well as increasing other assets by $10.0 million, decreasing deferred tax assets by $0.8 million and increasing equity by $9.1 million as at June 30, 2018. The cumulative-effect adjustment on January 1, 2018 was an increase to equity of $7.7 million.

•
In certain cases, the Partnership will incur pre-operational costs that relate directly to a specific customer contract, that generate or enhance resources of the Partnership that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. Such costs will be deferred and amortized over the duration of the customer contract. The Partnership previously expensed such costs as incurred unless the costs were directly reimbursable by the contract or if they were related to the mobilization of offshore assets to an oil field. This change had the impact of decreasing (increasing) voyage expenses by $0.6 million and $1.8 million, vessel operating expenses by $(1.0) million and $(0.3) million, depreciation and amortization by $0.4 million and $1.1 million and equity income by $0.4 million and $0.4 million, respectively, for the three and six months ended June 30, 2018, as well as increasing other assets by $30.1 million, investments in equity accounted joint ventures by $1.4 million, and equity by $31.5 million as at June 30, 2018. The cumulative increase to opening equity as at January 1, 2018 was $29.4 million.

•
The Partnership manages floating production storage and offloading (or FPSO) units owned by Teekay Corporation and other vessels. Upon the adoption of ASU 2014-09, costs incurred by the Partnership for its onshore staff and seafarers will be presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue, instead of such amounts being presented on a net basis. This had the impact of increasing revenues and vessel operating expenses by $11.6 million and $23.0 million, respectively, for the three and six months ended June 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

•
Operating costs for the Partnership's Volatile Organic Compounds (or VOC) plants on certain shuttle tankers will be presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue instead of such amounts being presented on a net basis. This had the impact of increasing revenues and vessel operating expenses by $1.2 million and $2.6 million, respectively, for the three and six months ended June 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

•
The Partnership previously presented the net allocation for its vessels participating in revenue sharing arrangements as revenues. The Partnership has determined that it is the principal in voyages its vessels perform that are included in the revenue sharing arrangements. As such, the revenue from those voyages will be presented in voyage revenues and the difference between this amount and the Partnership's net allocation from the revenue sharing arrangement will be presented as voyage expenses. This had the impact of increasing revenues and voyage expenses by $3.0 million and $6.3 million, respectively, for the three and six months ended June 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

•
The Partnership previously presented all accrued revenue as a component of accounts receivable. The Partnership has determined that if the right to such consideration is conditional upon something other than the passage of time before payment of that consideration is due, such accrued revenue should be presented apart from accounts receivable. This had the impact of increasing other current assets and decreasing accounts receivable by $2.3 million at June 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

•
Deferred costs have presented solely as a long-term asset if the remaining charter contract is more than one year or presented solely as a short-term asset if the charter contract is less than one year. This had the impact of decreasing other current assets and increasing long term assets by $14.5 million as of June 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (or ASU 2016-15), which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statements of cash flows. ASU 2016-15 became effective for the Partnership January 1, 2018, with a retrospective approach. The Partnership has elected to classify distributions received from equity method investees in the statement of cash flows based on the nature of the distribution. The adoption of this update did not have a material impact on the Partnership.
In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash (or ASU 2016-18). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities are also required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 became effective for the Partnership January 1, 2018. Adoption of ASU 2016-18 resulted in the Partnership including in its statement of cash flows changes in cash, cash equivalents and restricted cash.
In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 is effective January 1, 2019, with early adoption permitted. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect. The Partnership has elected to use this new optional transition approach. The Partnership is currently assessing whether it will adopt ASU 2016-02 during 2018 or on January 1, 2019. To determine the cumulative effect adjustment, the Partnership will not reassess whether any expired or existing contracts are, or contain leases, will not reassess lease classification, and will not reassess initial direct costs for any existing leases. The adoption of ASU 2016-02 will result in a change in the accounting method for the lease portion of the daily charter hire for the Partnership's chartered-in vessels accounted for as operating leases with firm periods of greater than one year. Under ASU 2016-02, the Partnership will recognize a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. This will have the result of increasing the Partnership’s assets and liabilities. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged, unless the right of use asset becomes impaired. In addition, direct financing lease payments received will be presented as an operating cash inflow instead of an investing cash inflow in the statement of cash flows. The cumulative effect adjustment to the Partnership's consolidated financial statements from the adoption of ASU 2016-02 will vary depending on the period in which the Partnership chooses to adopt ASU 2016-02. The Partnership is expecting to disclose in its consolidated financial statements for the third quarter of 2018 the quantitative impact of adopting ASU 2016-02, once the Partnership has determined the date on which it will adopt the new standard.
In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Partnership January 1, 2020, with a modified-retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.
In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 will be effective for the Partnership January 1, 2019. The Partnership is currently evaluating the effect of adopting this new guidance.